Other Current and Noncurrent Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 CNY (¥)	Jan. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($)
Other Current and Noncurrent Assets [Line Items]
Recognized interest received	¥ 1,054	$ 150
SH Huazhen [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount	¥ 1,197				$ 170		¥ 12,560	$ 1,769
Youguan [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount | ¥						¥ 7,200
Youguan [Member] | Loan Agreement [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount | ¥						¥ 2,400
Worthy Credit Limited [Member]
Other Current and Noncurrent Assets [Line Items]
Loan amount				$ 5,000
Credit bearing interest rate				2.00%
Richness Fortune Credit [Member]
Other Current and Noncurrent Assets [Line Items]
Borrow a total loan amount			$ 6,000
Annual interest charge			$ 300